Impairment of Goodwill and Other Non-Current Assets - Summary of Goodwill Acquired Through Business Combinations Allocated to CGUs for Impairment Testing (Detail) - Gross carrying amount [member] - RUB (₽)
₽ in Millions
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	₽ 18,421	₽ 18,331
Yakutugol [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	13,399	13,399
Southern Kuzbass Power Plant (SKPP) [member] | Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	2,382	2,382
Kuzbass Power Sales Company (KPSC) [member] | Power segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	1,026	1,026
Port Posiet [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	756	756
Chelyabinsk Metallurgical Plant (CMP) [member] | Steel segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	646	556
Southern Kuzbass Coal Company (SKCC) [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	143	143
Port Temryuk [member] | Mining segment [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Goodwill	₽ 69	₽ 69